Ordinary shares, share premium, and other equity	12 Months Ended
Dec. 31, 2022
Equity [abstract]
Ordinary shares, share premium, and other equity	Ordinary shares, share premium, and other equity

Called up share capital, allotted and fully paid
	Number of shares	Ordinary share capital	Ordinary share premium	Total share capital and share premium	Other equity instruments
	m	£m	£m	£m	£m
As at 1 January 2022	16,752	4,188	348	4,536	12,259
Issued to staff under share incentive plans	50	13	57	70	—
AT1 securities issuance	—	—	—	—	3,158
AT1 securities redemption	—	—	—	—	(2,126)
Repurchase of shares	(931)	(233)	—	(233)	—
Other movements	—	—	—	—	(7)
As at 31 December 2022	15,871	3,968	405	4,373	13,284

As at 1 January 2021	17,359	4,340	297	4,637	11,172
Issued to staff under share incentive plans	37	9	51	60	—
AT1 securities issuance	—	—	—	—	1,078
AT1 securities redemption	—	—	—	—	—
Repurchase of shares	(644)	(161)	—	(161)	—
Other movements	—	—	—	—	9
As at 31 December 2021	16,752	4,188	348	4,536	12,259
Called up share capital
Called up share capital comprises 15,871m (2021: 16,752m) ordinary shares of 25p each.
Share repurchase
At the 2022 AGM on 4 May 2022, Barclays PLC was authorised to repurchase up to an aggregate of 1,676m of its ordinary shares of 25p. The authorisation is effective until the AGM in 2023 or the close of business on 30 June 2023, whichever is the earlier. During 2022, 931m shares were repurchased with a total nominal value of £233m (2021: 644m shares with a nominal value of £161m).
Other equity instruments
Other equity instruments of £13,284m (2021: £12,259m) include AT1 securities issued by Barclays PLC. The AT1 securities are perpetual securities with no fixed maturity and are structured to qualify as AT1 instruments under prevailing capital rules applicable as at the relevant issue date.
In 2022, there were three issuances of AT1 instruments, in the form of Fixed Rate Resetting Perpetual Subordinated Contingent Convertible Securities, for £3,158m (2021: one issuance for £1,078m) which includes issuance costs of £9m (2021: £4m). There were two redemptions in 2022 totalling £2,126m (2021: no redemptions).

AT1 equity instruments
		2022	2021
	Initial call date	£m	£m
AT1 equity instruments - Barclays PLC
7.875% Perpetual Subordinated Contingent Convertible Securities	2022	—	995
7.875% Perpetual Subordinated Contingent Convertible Securities (USD 1,500m)	2022	—	1,131
7.25% Perpetual Subordinated Contingent Convertible Securities[a]	2023	1,243	1,245
7.75% Perpetual Subordinated Contingent Convertible Securities (USD 2,500m)[a]	2023	1,925	1,924
5.875% Perpetual Subordinated Contingent Convertible Securities	2024	1,244	1,244
8% Perpetual Subordinated Contingent Convertible Securities (USD 2,000m)	2024	1,509	1,509
7.125% Perpetual Subordinated Contingent Convertible Securities[a]	2025	993	996
6.375% Perpetual Subordinated Contingent Convertible Securities	2025	996	996
6.125% Perpetual Subordinated Contingent Convertible Securities (USD 1,500m)[a]	2025	1,142	1,141
4.375% Perpetual Subordinated Contingent Convertible Securities (USD 1,500m)	2028	1,078	1,078
8.300% Perpetual Subordinated Contingent Convertible Securities (SGD 450m)	2027	264	—
8.875% Perpetual Subordinated Contingent Convertible Securities	2027	1,247	—
8.000% Perpetual Subordinated Contingent Convertible Securities (USD 2,000m)[a]	2029	1,643	—
Total AT1 equity instruments		13,284	12,259
Note
a    Reported net of securities held by the Group.
The principal terms of the AT1 securities are described below:
▪AT1 securities rank behind the claims against Barclays PLC of i) unsubordinated creditors; ii) claims which are expressed to be subordinated to the claims of unsubordinated creditors of Barclays PLC but not further or otherwise; or iii) claims which are, or are expressed to be, junior to the claims of other creditors of Barclays PLC, whether subordinated or unsubordinated, other than claims which rank, or are expressed to rank, pari passu with, or junior to, the claims of holders of the AT1 securities.
▪AT1 securities are undated and are redeemable, at the option of Barclays PLC, in whole on (i) the initial reset date, or on any fifth anniversary after the initial reset date or (ii) any day falling in a named period ending on the initial reset date, or on any fifth anniversary after the initial reset date. In addition, the AT1 securities are redeemable, at the option of Barclays PLC, in whole in the event of certain changes in the tax or regulatory treatment of the securities. Any redemptions require the prior consent of the PRA.
▪Interest on the AT1 securities will be due and payable only at the sole discretion of Barclays PLC, and Barclays PLC has sole and absolute discretion at all times and for any reason to cancel (in whole or in part) any interest payment that would otherwise be payable on any interest payment date.